Fair Value - Schedule of Transfers between Level 1 and Level II for Financial Assets and Liabilities Recorded at Fair Value on Recurring Basis (Detail) - Recurring fair value measurement [member] - EUR (€)
€ in Millions
	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Disclosure of transfers between level 1 and level 2 for financial assets and liabilities recorded at fair value [line items]
Transfers Level I to Level II	€ 46	€ 34
Transfers Level II to Level I	1,182	895
Financial assets at fair value through other comprehensive income, category [member]
Disclosure of transfers between level 1 and level 2 for financial assets and liabilities recorded at fair value [line items]
Transfers Level I to Level II	45	23
Transfers Level II to Level I	386	464
Financial assets at fair value through other comprehensive income, category [member] | Debt securities [member]
Disclosure of transfers between level 1 and level 2 for financial assets and liabilities recorded at fair value [line items]
Transfers Level I to Level II	0	23
Transfers Level II to Level I	141	5
Financial assets at fair value through other comprehensive income, category [member] | Money markets and other short term instruments [member]
Disclosure of transfers between level 1 and level 2 for financial assets and liabilities recorded at fair value [line items]
Transfers Level I to Level II	45	0
Transfers Level II to Level I	245	460
Financial assets at fair value through profit or loss [member]
Disclosure of transfers between level 1 and level 2 for financial assets and liabilities recorded at fair value [line items]
Transfers Level I to Level II	1	10
Transfers Level II to Level I	795	431
Financial assets at fair value through profit or loss [member] | Shares [member]
Disclosure of transfers between level 1 and level 2 for financial assets and liabilities recorded at fair value [line items]
Transfers Level I to Level II	0	10
Transfers Level II to Level I	0	128
Financial assets at fair value through profit or loss [member] | Money markets and other short term instruments [member]
Disclosure of transfers between level 1 and level 2 for financial assets and liabilities recorded at fair value [line items]
Transfers Level I to Level II	0	0
Transfers Level II to Level I	795	275
Financial assets at fair value through profit or loss [member] | Investments where the policyholder bears the risk [member]
Disclosure of transfers between level 1 and level 2 for financial assets and liabilities recorded at fair value [line items]
Transfers Level I to Level II	1	0
Transfers Level II to Level I	0	28
Revalued amounts [member] | Real estate held for own use [member]
Disclosure of transfers between level 1 and level 2 for financial assets and liabilities recorded at fair value [line items]
Transfers Level I to Level II	0	0
Transfers Level II to Level I	€ 0	€ 0